ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Assets acquired and liabilities assumed (Details) - Pro Farm Group, Inc $ in Thousands	Jul. 12, 2022 USD ($)
Net assets incorporated
Cash and cash equivalents	$ 4,402
Trade receivables	6,855
Other receivables	1,423
Inventories	11,183
Property, plant and equipment	12,607
Right of use assets,net	3,005
Intangible assets	17,766
Restricted cash	1,560
Other assets	683
Trade and other payables	(22,653)
Lease liabilities	(3,245)
Borrowings	(25,586)
Other liabilities	(857)
Revaluation of existing assets
Property, plant and equipment	494
Intangible assets	79,053
Deferred tax	(16,705)
Total net assets identified	69,985
Goodwill	86,459
Total consideration	$ 156,444